SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Fixed Income Fund
(Effective on or about April 15, 2011: DWS Enhanced Emerging Markets Fixed Income Fund)

DWS Global Bond Fund
(Effective on or about April 15, 2011: DWS Enhanced Global Bond Fund)

Effective on or about April 15, 2011, DWS Emerging Markets Fixed Income Fund will change its name to DWS Enhanced Emerging Markets Fixed Income Fund and DWS Global Bond Fund will change its name to DWS Enhanced Global Bond Fund.

Effective on or about April 15, 2011, the following sections of the prospectus are supplemented as follows:

The following information supplements the existing disclosure contained in the "Management Process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" section of the funds' prospectus:

Currency strategies. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing proprietary quantitative, rules–based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies will be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies. The notional amount of the fund's aggregate currency exposure resulting from these currency strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

The following information supplements the existing disclosure contained in the "MAIN RISKS" section of the funds' prospectus:

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non–US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Fixed Income Fund
(Effective on or about April 15, 2011: DWS Enhanced Emerging Markets Fixed Income Fund)

DWS Global Bond Fund
(Effective on or about April 15, 2011: DWS Enhanced Global Bond Fund)

Effective on or about April 15, 2011, DWS Emerging Markets Fixed Income Fund will change its name to DWS Enhanced Emerging Markets Fixed Income Fund and DWS Global Bond Fund will change its name to DWS Enhanced Global Bond Fund.

Effective on or about April 15, 2011, the following sections of the prospectus are supplemented as follows:

The following information supplements the existing disclosure contained in the "Management Process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" section of the funds' prospectus:

Currency strategies. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing proprietary quantitative, rules–based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies will be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies. The notional amount of the fund's aggregate currency exposure resulting from these currency strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

The following information supplements the existing disclosure contained in the "MAIN RISKS" section of the funds' prospectus:

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non–US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 8, 2011
Registrant Name	dei_EntityRegistrantName	DWS GLOBAL/INTERNATIONAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000793597
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 8, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 8, 2011
Prospectus Date	rr_ProspectusDate	Feb 1, 2011
DWS Emerging Markets Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000793597_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Fixed Income Fund
(Effective on or about April 15, 2011: DWS Enhanced Emerging Markets Fixed Income Fund)

DWS Global Bond Fund
(Effective on or about April 15, 2011: DWS Enhanced Global Bond Fund)

Effective on or about April 15, 2011, DWS Emerging Markets Fixed Income Fund will change its name to DWS Enhanced Emerging Markets Fixed Income Fund and DWS Global Bond Fund will change its name to DWS Enhanced Global Bond Fund.

Effective on or about April 15, 2011, the following sections of the prospectus are supplemented as follows:

The following information supplements the existing disclosure contained in the "Management Process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" section of the funds' prospectus:

Currency strategies. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing proprietary quantitative, rules–based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies will be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies. The notional amount of the fund's aggregate currency exposure resulting from these currency strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

The following information supplements the existing disclosure contained in the "MAIN RISKS" section of the funds' prospectus:

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non–US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.

DWS Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000793597_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Fixed Income Fund
(Effective on or about April 15, 2011: DWS Enhanced Emerging Markets Fixed Income Fund)

DWS Global Bond Fund
(Effective on or about April 15, 2011: DWS Enhanced Global Bond Fund)

Effective on or about April 15, 2011, DWS Emerging Markets Fixed Income Fund will change its name to DWS Enhanced Emerging Markets Fixed Income Fund and DWS Global Bond Fund will change its name to DWS Enhanced Global Bond Fund.

Effective on or about April 15, 2011, the following sections of the prospectus are supplemented as follows:

The following information supplements the existing disclosure contained in the "Management Process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" section of the funds' prospectus:

Currency strategies. In addition to the fund's main investment strategy, portfolio management seeks to enhance returns by employing proprietary quantitative, rules–based methodology currency strategies across developed and emerging market currencies using derivatives (contracts whose value are based on, for example, indices, currencies or securities), in particular forward currency contracts. Three main strategies will be employed: a carry strategy, a momentum strategy and a valuation strategy. In implementing the carry strategy, portfolio management will use a "relative value" analysis, seeking to systematically sell low interest rate currencies and buy high interest rate currencies. In implementing the momentum strategy, portfolio management will use multi–year exchange rate trends, seeking to systematically sell lower returning currencies and buy higher returning currencies. In implementing the valuation strategy, portfolio management will use a "fair value" analysis, seeking to systematically buy "undervalued" currencies and sell "overvalued" currencies. The notional amount of the fund's aggregate currency exposure resulting from these currency strategies may significantly exceed the net assets of the fund (and at times may exceed two times the fund's net assets).

The following information supplements the existing disclosure contained in the "MAIN RISKS" section of the funds' prospectus:

Currency strategies risk. The success of the currency strategies depends, in part, on the effectiveness and implementation of portfolio management's proprietary models. If portfolio management's analysis proves to be incorrect, losses to the fund may be significant and may substantially exceed the intended level of market exposure for the currency strategies.

As part of the currency strategies, the fund will have substantial exposure to the risks of non–US currency markets. Foreign currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the US or abroad. As a result, the fund's exposure to foreign currencies could cause lower returns or even losses to the fund. Although portfolio management seeks to limit these risks through the aggregation of various long and short positions, there can be no assurance that it will be able to do so.